Expenses	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Expenses	ExpensesLoss before income tax expense included the following expenses:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Depreciation:
Equipment	$1,641	$2,150	$2,077
Computer hardware and software	1,648	1,897	1,096
Furniture and fittings	3,180	3,442	3,000
Leasehold improvements	12,296	16,053	13,563
Total depreciation	18,765	23,542	19,736
Amortization:
Patents and trademarks	1,305	1,124	5,377
Customer relationships	8,652	8,939	8,086
Acquired developed technology	22,441	21,691	29,072
Total amortization	32,398	31,754	42,535
Total depreciation and amortization	$51,163	$55,296	$62,271
Employee benefits expense:
Salaries and wages	880,421	$637,143	$467,718
Variable compensation	169,695	106,835	82,851
Payroll taxes	88,878	68,543	53,189
Share-based payment expense	707,087	385,732	313,395
Defined contribution plan expense	54,441	39,116	29,783
Contractor expense	29,241	26,589	35,343
Other	124,416	83,350	63,362
Total employee benefits expense	$2,054,179	$1,347,308	$1,045,641
Impairment:
Right of use assets	—	3,759	—
Property and equipment	—	3,676	—
Total impairment	$—	$7,435	$—
The impairment charge during fiscal year 2021 was related to our leased office space. During fiscal year 2021, the Group elected to early terminate one of our office leases. The recoverable amount of the related lease assets including right-of-use assets and leasehold improvement was determined to be zero. The impairment charge was classified within the statement of operations as follows:

Fiscal Year Ended June 30, 2021
(U.S. $ in thousands)
Cost of revenues	$1,710
Research and development	3,217
Marketing and sales	195
General and administrative	2,313